COMBINED CARVE-OUT INCOME STATEMENTS - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Codere Online Business [Member]
Reserve Quantities [Line Items]
Revenue	€ 70,497,000	€ 61,583,000
Personnel expenses	(5,157,000)	(5,102,000)
Depreciation and amortization	(932,000)	(1,193,000)
Other operating expenses	(78,657,000)	(71,165,000)
Operating expenses	(84,746,000)	(77,460,000)
OPERATING INCOME/(LOSS)	(14,249,000)	(15,877,000)
Finance costs	(520,000)	(269,000)
Net financial results	(520,000)	(269,000)
NET INCOME/(LOSS) BEFORE TAX	(14,769,000)	(16,146,000)
Income tax benefit/(expense)	(1,510,000)	53,000
NET INCOME/(LOSS) FOR THE YEAR	(16,279,000)	(16,093,000)
Attributable to equity holders of the Parent	(16,274,000)	(16,191,000)
Attributable to non-controlling interests	€ (5,000)	€ 98,000
Basic earnings per share attributable to equity holders of the parent (Euro)	€ (271.2)	€ (269.9)
Diluted earnings per share attributable to equity holders of the parent (Euro)	€ (271.2)	€ (269.9)